Intangible assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Intangible Assets [Abstract]
Intangible assets

16. INTANGIBLE ASSETS

(1)	Details of intangible assets are as follows (Unit: Korean Won in millions):

	December 31, 2018
	Goodwill	Software	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Acquisition cost	153,602	156,109	1,258	469,226	729,052	27,025	10,415	1,546,687
Accumulated amortization	—	(126,382)	(696)	(228,906)	(589,618)	—	—	(945,602)
Accumulated impairment losses	—	—	—	—	(137)	(3,428)	—	(3,565)

Net carrying value	153,602	29,727	562	240,320	139,297	23,597	10,415	597,520

	December 31, 2019
	Goodwill	Software	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Acquisition cost	350,682	174,132	1,576	517,224	862,313	32,583	4,066	1,942,576
Accumulated amortization	—	(138,300)	(884)	(292,031)	(638,005)	—	—	(1,069,220)
Accumulated impairment losses	—	—	—	—	(25,993)	(3,253)	—	(29,246)

Net carrying value	350,682	35,832	692	225,193	198,315	29,330	4,066	844,110

(2)	Details of changes in intangible assets are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2017
	Goodwill	Software	Industrial property rights	Development cost	Others	Membership deposit	Construction in progress	Total
Beginning balance	124,803	35,477	313	70,697	164,364	20,086	67,999	483,739
Acquisitions	105	9,722	349	29,133	22,531	1,867	93,716	157,423
Disposal	—	—	—	—	(37)	(944)	—	(981)
Amortization(*)	—	(16,258)	(123)	(22,534)	(60,869)	—	—	(99,784)
Impairment loss	—	—	—	—	(78)	(159)	—	(237)
Transfer	—	7,987	—	—	—	—	(7,987)	—
Foreign currencies translation adjustment	(16,201)	(952)	—	36	(2,742)	(160)	(519)	(20,538)
Others	—	4,696	—	(91)	(5,623)	(5)	—	(1,023)

Ending balance	108,707	40,672	539	77,241	117,546	20,685	153,209	518,599

(*)	Amortization of other intangible assets amounting to 48,292 million Won is included in other operating expenses.

	For the year ended December 31, 2018
	Goodwill	Software	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Beginning balance	108,707	40,672	539	77,241	117,546	20,685	153,209	518,599
Acquisitions	—	6,839	195	20,935	45,205	5,162	97,067	175,403
Disposal	—	(4,359)	—	—	(196)	(2,871)	—	(7,426)
Amortization(*)	—	(14,028)	(172)	(46,045)	(73,913)	—	—	(134,158)
Reversal of impairment loss	—	—	—	—	—	674	—	674
Transfer	—	—	—	188,189	51,672	—	(239,861)	—
Business combination	46,752	763	—	—	—	—	—	47,515
Foreign currencies translation adjustment	(1,857)	(165)	—	—	(227)	(53)	—	(2,302)
Others	—	5	—	—	(790)	—	—	(785)

Ending balance	153,602	29,727	562	240,320	139,297	23,597	10,415	597,520

(*)	Amortization of other intangible assets amounting to 51,770 million Won is included in other operating expenses.

	For the year ended December 31, 2019
	Goodwill	Software	Industrial property rights	Development cost	Other intangible assets	Membership deposit	Construction in progress	Total
Beginning balance	153,602	29,727	562	240,320	139,297	23,597	10,415	597,520
Acquisitions	—	13,133	318	41,373	87,538	4,931	8,754	156,047
Disposal	—	—	—	—	—	(675)	—	(675)
Amortization(*1)	—	(9,389)	(188)	(64,415)	(54,421)	—	—	(128,413)
Impairment losses(*2)	—	—	—	—	(25,858)	(939)	—	(26,797)
Transfer	—	—	—	7,915	7,188	—	(15,103)	—
Foreign currencies translation adjustment	10,234	1,269	—	—	1,023	60	—	12,586
Business combination (Note 44)	186,846	835	—	—	43,530	2,143	—	233,354
Others	—	257	—	—	18	213	—	488

Ending balance	350,682	35,832	692	225,193	198,315	29,330	4,066	844,110

(*1)	Amortization of other intangible assets amounting to 22,317 million Won is included in other operating expenses.
(*2)	The impairment test for other intangible assets indicates that the recoverable value is less than the carrying amount and thus the impairment loss is recognized.

(3)	Goodwill

1)	Details of allocated goodwill based on each cash-generating unit as of December 31, 2018 and 2019 are as follows (Unit: Korean Won in million):

Cash-generating unit(*1)	December 31, 2018	December 31, 2019
Woori Asset Management Corp.	—	43,036
Woori Global Asset Management Co., Ltd.	—	2,030
Woori Asset Trust Co., Ltd.	—	141,780
PT Bank Woori Saudara Indonesia 1906 Tbk(*2)	98,229	106,173
WB Finance Co., Ltd(*3)	47,681	49,374
Others	7,692	8,289

Total	153,602	350,682

(*1)

Goodwill is allocated to the cash-generating unit that will benefit from the synergy effect of the business combination, and the cash-generating unit is generally comprised of the operating or sub-sectors.

(*2)	The Group has acquired Saudara Bank to expand retail sales in Indonesia, and recognized the goodwill as it is expected to strengthen our competitiveness by securing a local sales network in Indonesia.
(*3)	The Group has acquired VisionFund Cambodia to expand Cambodian retail sales, and recognized goodwill based on the economies of scale and acquired customer base.

2)	Impairment test

The recoverable amount of the cash-generating unit is measured at larger amount among the fair value less costs to sell or the value to use.

The net fair value is calculated by deducting costs of disposal from the amount received from the sale of the cash-generating unit in an arm’s length transaction between the parties with reasonable judgment and willingness to negotiate. In case of difficulty in measuring this amount, the sale amount of a similar cash-generating unit in the past market is calculated by reflecting the characteristics of the cash-generating unit. If reliable information related to fair value less costs to sell is not available, value in use is considered as recoverable amount. Value in use is the present value of future cash flows expected to be generated by the cash-generating unit. Future cash flows are estimated based on the latest financial budget approved by the management, with an estimated period of up to five years. The Group estimates cash flows based on an annual growth rate of up to 4.0% in relation to cash flows after the longest period. The main assumptions used to estimate cash flows are about the size of the market and the share of the group. The appropriate discount rate for discounting future cash flows is the pre-tax discount rate, including assumptions about risk-free interest rates, market risk premium, and systemic risk of cash-generating units. The impairment test, which compares the carrying amount and recoverable amount of the cash-generating unit to which goodwill has been allocated, is conducted every year and every time an impairment sign occurs.

Category	Woori Asset Management Corp.	Woori Global Asset Management Co., Ltd	PT Bank Woori Saudara Indonesia 1906 Tbk	WB Finance Co., Ltd
Discount rate (%)	7.3	8.8	18.3	17.3
Terminal growth rate (%)	1.0	1.0	4.0	3.0
Recoverable amount	145,820	45,367	952,692	133,149
Carrying amount	106,735	29,577	577,075	93,143

As a result of the impairment test on goodwill, it is determined that the carrying amount of the cash-generating unit to which the goodwill has been allocated will not exceed the recoverable amount.